Consolidated Statements of Changes in Equity (Deficit), Net $ in Thousands, $ in Thousands	USD ($)	MXN ($)	Increase in Certificates of Contribution "A" [member] MXN ($)	Certificates of Contribution "A" [member] USD ($)	Certificates of Contribution "A" [member] MXN ($)	Certificates of Contribution "A" [member] Increase in Certificates of Contribution "A" [member] MXN ($)	Mexican Government contributions [member] USD ($)	Mexican Government contributions [member] MXN ($)	Legal Reserve [member] USD ($)	Legal Reserve [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Available-for-sale financial assets [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] USD ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] USD ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] MXN ($)	Accumulated deficit [member] USD ($)	Accumulated deficit [member] MXN ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] MXN ($)	Equity attributable to owners of parent [member] Increase in Certificates of Contribution "A" [member] MXN ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] MXN ($)
Beginning balance (From prior years [member]) at Dec. 31, 2014																	$ (552,808,762)
Beginning balance at Dec. 31, 2014		$ (767,720,854)			$ 134,604,835			$ 43,730,591		$ 1,002,130	$ (2,565,631)		$ 16,320,433		$ (408,349,268)				$ (768,065,672)			$ 344,818
Increase decrease through other contributions by owners			$ 60,000,000			$ 60,000,000														$ 60,000,000
Total comprehensive (loss) income		(623,955,044)									(3,206,316)		13,229,927		78,547,882		(712,434,997)		(623,863,504)			(91,540)
Balances as of December 31, 2017 (Unaudited U.S. dollars) (From prior years [member]) at Dec. 31, 2015																	(552,808,762)
Balances as of December 31, 2017 (Unaudited U.S. dollars) at Dec. 31, 2015		(1,331,675,898)			194,604,835			43,730,591		1,002,130	(5,771,947)		29,550,360		(329,801,386)		(712,434,997)		(1,331,929,176)			253,278
Transfer to accumulated deficit | From prior years [member]																	(712,434,997)
Transfer to accumulated deficit																	712,434,997
Increase decrease through other contributions by owners			$ 161,939,612			$ 161,939,612														$ 161,939,612
Reclassification of other comprehensive income | From prior years [member]																	(14,973,214)
Reclassification of other comprehensive income															14,973,214
Total comprehensive (loss) income		(63,271,861)									207,817		21,169,662		106,272,839		(191,645,606)		(63,995,288)			723,427
Balances as of December 31, 2017 (Unaudited U.S. dollars) (From prior years [member]) at Dec. 31, 2016																	(1,280,216,973)
Balances as of December 31, 2017 (Unaudited U.S. dollars) at Dec. 31, 2016		(1,233,008,147)			356,544,447			43,730,591		1,002,130	(5,564,130)		50,720,022		(208,555,333)		(191,645,606)		(1,233,984,852)			976,705
Transfer to accumulated deficit | From prior years [member]																	(191,645,606)
Transfer to accumulated deficit																	191,645,606
Total comprehensive (loss) income	$ (13,612,388)	(269,344,238)									$ 5,564,130		(6,087,010)		12,035,139		(280,844,899)		(269,332,640)			(11,598)
Balances as of December 31, 2017 (Unaudited U.S. dollars) (From prior years [member]) at Dec. 31, 2017																$ (74,386,461)	(1,471,862,579)
Balances as of December 31, 2017 (Unaudited U.S. dollars) at Dec. 31, 2017	$ (75,927,384)	$ (1,502,352,385)		$ 18,019,399	$ 356,544,447		$ 2,210,100	$ 43,730,591	$ 50,647	$ 1,002,130		$ 2,255,708	$ 44,633,012	$ (9,931,934)	$ (196,520,194)	$ (14,193,620)	$ (280,844,899)	$ (75,976,160)	$ (1,503,317,492)		$ 48,776	$ 965,107